Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of significant subsidiaries [line items]
Current assets	$ 24,338	$ 23,351
Non-current assets	78,024	77,945	$ 66,502
Current liabilities	(14,296)	(19,043)
Non-current liabilities	(38,946)	(33,723)
Net assets	49,120	48,530
Net assets attributable to NCI	4,309	4,034
Revenue	55,658	53,817	65,098
Profit after taxation	9,601	14,324	33,055
Other comprehensive income	9	(7)	(75)
Total comprehensive income	9,610	14,317	32,980
Profit after taxation attributable to NCI	1,704	1,403	2,155
Net operating cash flow	20,665	18,701	32,174
Net investing cash flow	(8,762)	(13,065)	(6,959)
Net financing cash flow	$ (11,669)	$ (10,315)	$ (22,767)
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 3,683	$ 3,144
Non-current assets	12,639	12,160
Current liabilities	(2,484)	(1,598)
Non-current liabilities	(4,989)	(5,413)
Net assets	8,849	8,293
Net assets attributable to NCI	3,761	3,525
Revenue	10,013	8,847
Profit after taxation	2,894	2,365
Other comprehensive income	13	(8)
Total comprehensive income	2,907	2,357
Profit after taxation attributable to NCI	1,230	1,005
Other comprehensive income attributable to NCI	6	(3)
Net operating cash flow	4,180	3,168
Net investing cash flow	(1,806)	(1,351)
Net financing cash flow	(2,415)	(1,620)
Dividends paid to NCI	993	712
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	548	509
Profit after taxation attributable to NCI	474	398
Other comprehensive income attributable to NCI	(2)
Dividends paid to NCI	431	463
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	4,309	4,034
Profit after taxation attributable to NCI	1,704	1,403
Other comprehensive income attributable to NCI	4	(3)
Dividends paid to NCI	$ 1,424	$ 1,175